Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Aggregate Compensation made to Directors and Other Members of Key Management Personnel

The aggregate compensation made to directors and other members of key management personnel of the consolidated entity is set out below:

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Short-term employee benefits	1,061,249	925,269	924,437
Share-based payments		240,420	521,159

Total	1,061,249	1,165,689	1,445,596